Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows provided by Operating Activities:
Net income	$ 38,501	$ 21,616
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	6,475	6,600
Amortization of deferred financing costs	47	55
Changes in fair value of warrants' liability	(2)	(10)
Gain on vessel's sale (Note 6)	(19,456)	0
(Increase) / Decrease in:
Accounts receivable	1,950	4,200
Inventories	(137)	1,601
EU allowances	(86)	0
Prepaid expenses and other assets	589	541
Right of use asset under operating leases	38	40
Increase / (Decrease) in:
Accounts payable, trade and other	446	(2,280)
Due to related parties	(395)	311
Accrued liabilities	(1,186)	(1,243)
Deferred revenue	(62)	0
Other liabilities, non-current	163	302
Lease liabilities under operating leases	(38)	(40)
Net Cash provided by Operating Activities	26,847	31,693
Cash Flows provided by / (used in) Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(33,639)	(32,685)
Proceeds from sale of vessels, net of expenses	36,948	0
Property and equipment additions	(6)	(5)
Net Cash provided by / (used in) Investing Activities	3,303	(32,690)
Cash Flows used in Financing Activities:
Repayments of long-term bank debt (Note 7)	(3,766)	(3,766)
Proceeds from exercise of Series B warrants	0	157
Cash dividends (Note 10)	(915)	(917)
Net Cash used in Financing Activities	(4,681)	(4,526)
Net increase/ (decrease) in cash, cash equivalents and restricted cash	25,469	(5,523)
Cash, cash equivalents and restricted cash at beginning of the period	71,314	68,267
Cash, cash equivalents and restricted cash at end of the period	96,783	62,744
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	95,783	61,744
Restricted cash at the end of the period	1,000	1,000
Cash, cash equivalents and restricted cash at end of the period	96,783	62,744
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investing activities	(194)	0
Interest payments, net of capitalized amounts	$ 1,339	$ 1,879